Significant acquisitions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	May 20, 2021 CNY (¥)	Apr. 30, 2021 shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Purchase price			¥ 17,687
Advance from students			1,751,343		¥ 2,721,046	¥ 2,186,591
Cash and cash equivalents from acquiring of Kaola Reading			4,694	$ 737
Beijing Xiangyue along with VIE's Tianjin Xiangyue and Beijing Kaola
Business Acquisition [Line Items]
Percentage of Voting interest acquired		100.00%
Consideration settled for acquisition	¥ 20,572
Beijing Xiangyue along with VIE's Tianjin Xiangyue and Beijing Kaola | Class A ordinary shares
Business Acquisition [Line Items]
Number of shares issued in exchange for acquisition | shares		3,225,647
Acquisition of Kaola Reading
Business Acquisition [Line Items]
Advance from students			¥ 1,809